Stated Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of stated capital

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Balance at beginning of the year	3,871.5	3,871.5
Acquisition of treasury shares[1]	(36.3)	—
Issue of treasury shares to employees[1]	9.6	—
Balance at end of the year	3,844.8	3,871.5

	Number of shares in issue	Number of shares in issue

In issue at 1 January	895,024,247	893,540,813
Exercise of employee share options	—	1,483,434
Acquisition of treasury shares[1]	(1,089,671)	—
Issue of treasury shares to employees[1]	483,964	—
In issue, net of treasury shares at 31 December[2]	894,418,540	895,024,247
Authorised[2]	2,000,000,000	2,000,000,000
[1]Treasury shares amounting to 1,089,671 were purchased by the Group at an average price paid of US$33.52 and a portion was issued to participants upon vesting of employee share options in 2025.
[2]Share capital comprises no par value shares.

Schedule of beneficial shareholding	The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2025:

	Number of shares	% of issued ordinary shares

Public Investment Corporation (Government Employees Pension Fund)[1]	180,381,384	20.15%
[1]The only transactions between Gold Fields and Public Investment Corporation related to dividends paid.